Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The table below shows the following information for the past three fiscal years: (i) total compensation for our principal executive officer (PEO) and, on average, our other named executive officers (non-PEO NEOs) as disclosed in the Summary Compensation Table above; (ii) the “compensation actually paid” to our PEO and, on average, to our non-PEO NEOs, calculated as required by SEC pay versus performance rules; (iii) our total shareholder return (TSR); (iv) the TSR of the peer group we use for purposes of Item 201(e) of Regulation S-K; (v) our net income; (vi) our revenue and (vii) our adjusted income from operations (“AOI”), which is a non-GAAP measure. We selected revenue and AOI as the most important measures linking compensation actually paid to our NEOs for 2022 to Company performance – revenue because it is a primary metric in our annual non-equity incentive compensation plan and several of the goals in our long-term incentive compensation plan target revenue growth in certain services or promote long-term revenue growth, and AOI because it was the predominant metric used in our 2022 compensation plans, both as a qualifying metric and a performance metric for the 2022 PSU awards and as a performance metric for our 2022 annual non-equity incentive plan, as described in more detail in the section titled “Compensation Discussion and Analysis.” See Exhibit 1 to this Proxy Statement for a reconciliation of AOI to the most directly comparable GAAP financial measure.
“Compensation actually paid” does not represent the value of cash and Company common shares received by our NEOs during the year, but rather is an amount calculated in accordance with SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, the “compensation actually paid” amounts disclosed below differ from the compensation actually received by our NEOs.
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	TSR(4)	Peer Group TSR(4)	Net Income (in $ '000)	Revenue (in $ '000)	AOI (in $ '000)
2022	4,166,783	694,298	2,976,115	2,224,062	113	137	353,404	4,371,172	718,219
2021	6,646,011	27,436,323	4,275,935	8,907,805	128	208	369,448	4,022,211	662,680
2020	5,294,702	3,358,666	2,535,069	1,876,240	99	137	308,276	3,709,377	588,808
(1)	Represents the total compensation of our PEO, N.V. Tyagarajan, as reported in the Summary Compensation Table for each year reported in the table.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary Compensation Table Total ($)	Subtract: Reported value of equity awards granted during the year ($)	Add: Year-end fair value of unvested equity awards granted during the year ($)	Add: Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: Change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2022	PEO Non-PEO NEOs	4,166,783 2,976,115	2,252,530 1,812,167	4,229,564 2,525,815	(5,251,707) (1,336,522)	(197,812) (129,179)	694,298 2,224,062
2021	PEO Non-PEO NEOs	6,646,011 4,275,935	4,080,420 2,979,374	6,001,454 4,237,676	13,782,911 3,332,710	5,086,367 40,858	27,436,323 8,907,805
2020	PEO Non-PEO NEOs	5,294,702 2,535,069	3,366,017 1,386,350	2,233,927 1,056,272	(943,743) (331,050)	139,797 2,299	3,358,666 1,876,240
(3)
Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary Compensation Table for each year indicated. The non-PEO NEOs included in this calculation for each reported year are as follows:

•	2022: Michael Weiner, Balkrishan Kalra, Darren Saumur and Kathryn Stein;
•	2021: Michael Weiner, Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein; and
•	2020: Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein.
(4)
TSR was determined assuming an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the peer group disclosed in our Annual Report on Form 10-K in accordance with Item 201(e) of Regulation S-K and consists of Accenture plc, Cognizant Technology Solutions Corp., ExlService Holdings, Inc., Infosys Technologies Limited, Wipro Technologies Limited, and WNS (Holdings) Limited.

Company Selected Measure Name	AOI
Named Executive Officers, Footnote [Text Block]
(3)
Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary Compensation Table for each year indicated. The non-PEO NEOs included in this calculation for each reported year are as follows:

•	2022: Michael Weiner, Balkrishan Kalra, Darren Saumur and Kathryn Stein;
•	2021: Michael Weiner, Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein; and
•	2020: Edward Fitzpatrick, Balkrishan Kalra, Darren Saumur and Kathryn Stein.

Peer Group Issuers, Footnote [Text Block]
(4)
TSR was determined assuming an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the peer group disclosed in our Annual Report on Form 10-K in accordance with Item 201(e) of Regulation S-K and consists of Accenture plc, Cognizant Technology Solutions Corp., ExlService Holdings, Inc., Infosys Technologies Limited, Wipro Technologies Limited, and WNS (Holdings) Limited.

PEO Total Compensation Amount	$ 4,166,783	$ 6,646,011	$ 5,294,702
PEO Actually Paid Compensation Amount	$ 694,298	27,436,323	3,358,666
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary Compensation Table Total ($)	Subtract: Reported value of equity awards granted during the year ($)	Add: Year-end fair value of unvested equity awards granted during the year ($)	Add: Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: Change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2022	PEO Non-PEO NEOs	4,166,783 2,976,115	2,252,530 1,812,167	4,229,564 2,525,815	(5,251,707) (1,336,522)	(197,812) (129,179)	694,298 2,224,062
2021	PEO Non-PEO NEOs	6,646,011 4,275,935	4,080,420 2,979,374	6,001,454 4,237,676	13,782,911 3,332,710	5,086,367 40,858	27,436,323 8,907,805
2020	PEO Non-PEO NEOs	5,294,702 2,535,069	3,366,017 1,386,350	2,233,927 1,056,272	(943,743) (331,050)	139,797 2,299	3,358,666 1,876,240

Non-PEO NEO Average Total Compensation Amount	$ 2,976,115	4,275,935	2,535,069
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,224,062	8,907,805	1,876,240
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” to our PEO and, on average, our non-PEO NEOs for each year reported in the table:

	Executive(s)	Summary Compensation Table Total ($)	Subtract: Reported value of equity awards granted during the year ($)	Add: Year-end fair value of unvested equity awards granted during the year ($)	Add: Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Add: Change in fair value of equity awards granted in prior years that vested during the year ($)	Compensation actually paid ($)
2022	PEO Non-PEO NEOs	4,166,783 2,976,115	2,252,530 1,812,167	4,229,564 2,525,815	(5,251,707) (1,336,522)	(197,812) (129,179)	694,298 2,224,062
2021	PEO Non-PEO NEOs	6,646,011 4,275,935	4,080,420 2,979,374	6,001,454 4,237,676	13,782,911 3,332,710	5,086,367 40,858	27,436,323 8,907,805
2020	PEO Non-PEO NEOs	5,294,702 2,535,069	3,366,017 1,386,350	2,233,927 1,056,272	(943,743) (331,050)	139,797 2,299	3,358,666 1,876,240

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid to our NEOs and Company Performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus Performance Table above by comparing how our TSR (and the TSR of our peer group), net income, AOI and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid to our NEOs and Company Performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus Performance Table above by comparing how our TSR (and the TSR of our peer group), net income, AOI and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid to our NEOs and Company Performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus Performance Table above by comparing how our TSR (and the TSR of our peer group), net income, AOI and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid to our NEOs and Company Performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus Performance Table above by comparing how our TSR (and the TSR of our peer group), net income, AOI and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Tabular List [Table Text Block]
Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance
Listed below in no particular order are the most important measures we used to link compensation actually paid to our NEOs for 2022 to Company performance. For further information regarding these performance measures and their function in our executive compensation program, please see the section in this Proxy Statement titled “Compensation Discussion and Analysis.”
2022 Most Important Measures (Unranked)
• AOI($)	• Transformation services bookings
• AOI margin	• Renewal bookings
• Net bookings	• Revenue
• Employee engagement score

Total Shareholder Return Amount	$ 113	128	99
Peer Group Total Shareholder Return Amount	137	208	137
Net Income (Loss)	$ 353,404,000	$ 369,448,000	$ 308,276,000
Company Selected Measure Amount	718,219,000	662,680,000	588,808,000
PEO Name	N.V. Tyagarajan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	AOI
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AOI margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net bookings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Employee engagement score
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Transformation services bookings
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Renewal bookings
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Relationship Between Compensation Actually Paid to our NEOs and Company Performance
The following graphs further illustrate the relationship between the pay and performance figures that are included in the Pay versus Performance Table above by comparing how our TSR (and the TSR of our peer group), net income, AOI and revenue, respectively, compare to the compensation actually paid to our NEOs for the years shown. As noted above, the amounts of “compensation actually paid” as used in this section and in the following graphs were calculated in accordance with SEC rules and do not represent the compensation actually received by our NEOs during the applicable years.

Other Performance Measure Amount	4,371,172,000	4,022,211,000	3,709,377,000
Measure Name	Revenue
PEO [Member] | Adjustment for Reported Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,252,530)	$ (4,080,420)	$ (3,366,017)
PEO [Member] | Adjustment for Year-end Fair Value of Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,229,564	6,001,454	2,233,927
PEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,251,707)	13,782,911	(943,743)
PEO [Member] | Adjustment for Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(197,812)	5,086,367	139,797
Non-PEO NEO [Member] | Adjustment for Reported Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,812,167)	(2,979,374)	(1,386,350)
Non-PEO NEO [Member] | Adjustment for Year-end Fair Value of Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,525,815	4,237,676	1,056,272
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,336,522)	3,332,710	(331,050)
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (129,179)	$ 40,858	$ 2,299